UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Joseph A. Cajigal
Address: 151 Bodman Place
         Red Bank, NJ 07701



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Joseph A. Cajigal
Title:   Cheif Executive Officer
Phone:   201-332-9800_
Signature, Place, and Date of Signing:

Joseph A. Cajigal Red Bank, NJ_   14-August-2012__


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      72
Form 13F Information Table Value Total:        $79,417


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABB LTD                        COM              000375204      935      57307 SH       DEFINED               23500       0     33807
AT&T INC                       COM              00206R102      333       9343 SH       DEFINED                7593       0      1750
ABBOTT LABORATORIES            COM              002824100     1322      20507 SH       DEFINED               10435       0     10072
AGRIUM INC                     COM              008916108      707       7990 SH       DEFINED                1825       0      6165
AMERICAN CAPITAL LIMITED       COM              02503Y103     1243     123545 SH       DEFINED               47420       0     76125
AMERICAN EXPRESS CO            COM              025816109     1173      20145 SH       DEFINED                9280       0     10865
APPLE INC                      COM              037833100     4946       8469 SH       DEFINED                3492       0      4977
ARTISAN VALUE FUND INV         FUND             04314H873      191      17937 SH       DEFINED                   0       0     17937
BAKER HUGHES INC.              COM              057224107     1166      28365 SH       DEFINED               13150       0     15215
BAXTER INTERNATIONAL INC       COM              071813109     1079      20310 SH       DEFINED                9000       0     11310
BOEING COMPANY                 COM              097023105     1337      17996 SH       DEFINED                8437       0      9559
CBS CORP.                      COM              124857202     1074      32750 SH       DEFINED               13850       0     18900
CMS ENERGY CORP.               COM              125896100     1364      58055 SH       DEFINED               25500       0     32555
CATERPILLAR INC DEL            COM              149123101      958      11287 SH       DEFINED                5000       0      6287
CELGENE CORP.                  COM              151020104     1254      19549 SH       DEFINED                8850       0     10699
CHEVRON CORP                   COM              166764100      538       5095 SH       DEFINED                3580       0      1515
CHICAGO BRIDGE & IRON          COM              167250109      281       7400 SH       DEFINED                   0       0      7400
CISCO SYS INC                  COM              17275R102      855      49811 SH       DEFINED               22800       0     27011
COCA-COLA COMPANY              COM              191216100     1296      16573 SH       DEFINED                7715       0      8858
COSTCO WHSL CORP               COM              22160K105     1117      11753 SH       DEFINED                5000       0      6753
CUMMINS INC                    COM              231021106      223       2300 SH       DEFINED                1780       0       520
DEVON ENERGY                   COM              25179M103     1146      19762 SH       DEFINED                9200       0     10562
DIAGEO PLC                     COM              25243Q205     1373      13325 SH       DEFINED                6100       0      7225
DISNEY WALT CO                 COM              254687106     1261      26010 SH       DEFINED               12100       0     13910
DODGE & COX GLOBAL FUND        FUND             256206202      202      24774 SH       DEFINED                   0       0     24774
DOMINION RESOURCES INC (NEW)   COM              25746U109      446       8265 SH       DEFINED                7920       0       345
DU PONT E I DE NEMOURS & CO    COM              263534109     1288      25465 SH       DEFINED               13005       0     12460
EATON CORP                     COM              278058102     1083      27330 SH       DEFINED               12200       0     15130
EBAY INC                       COM              278642103     1130      26910 SH       DEFINED               11100       0     15810
EMERSON ELECTRIC COMPANY       COM              291011104      978      20989 SH       DEFINED                9382       0     11607
ENERGY TRANSFER PARTNERS       COM              29273R109      306       6935 SH       DEFINED                5220       0      1715
FMC CORP                       COM              302491303      845      15800 SH       DEFINED                   0       0     15800
FLUOR CORP.                    COM              343412102     1099      22284 SH       DEFINED                9400       0     12884
FRANKLIN RESOURCES INC         COM              354613101     1147      10336 SH       DEFINED                4600       0      5736
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857     1044      30641 SH       DEFINED               14290       0     16351
GENERAL ELEC CO                COM              369604103     1241      59557 SH       DEFINED               26200       0     33357
GILEAD SCIENCES INC            COM              375558103     1190      23215 SH       DEFINED                9500       0     13715
GLAXOSMITHKLINE PLC ADRS       COM              37733W105     1042      22872 SH       DEFINED                9935       0     12937
GOOGLE INC CLASS A             COM              38259P508     1236       2130 SH       DEFINED                 946       0      1184
HARLEY DAVIDSON INC            COM              412822108     1126      24615 SH       DEFINED               10500       0     14115
HESS CORP                      COM              42809H107     1087      25020 SH       DEFINED               10500       0     14520
HONEYWELL                      COM              438516106     1689      30252 SH       DEFINED                8650       0     21602
INTEL CORP                     COM              458140100     1324      49695 SH       DEFINED               21765       0     27930
INTERNATIONAL BUSINESS MACHS   COM              459200101     1766       9032 SH       DEFINED                5235       0      3797
ISHARES TRUST EMERGING         MARKETS FUND     464287234      214       5466 SH       DEFINED                3848       0      1618
JPMORGAN CHASE & CO            COM              46625H100     1486      41586 SH       DEFINED               20541       0     21045
JOHNSON & JOHNSON              COM              478160104      348       5155 SH       DEFINED                4505       0       650
LOWES CO INC                   COM              548661107     1302      45775 SH       DEFINED               20300       0     25475
MACY'S INC                     COM              55616P104      255       7410 SH       DEFINED                5935       0      1475
MASTERCARD                     COM              57636Q104     1123       2611 SH       DEFINED                1115       0      1496
MCDONALDS CORP                 COM              580135101     1397      15777 SH       DEFINED                7915       0      7862
METLIFE INC                    COM              59156R108     1057      34247 SH       DEFINED               16050       0     18197
MICROSOFT CORP                 COM              594918104     1197      39119 SH       DEFINED               18200       0     20919
NCR CORPORATION                COM              62886E108     1108      48764 SH       DEFINED               21425       0     27339
NIKE INC CL B                  COM              654106103     1264      14402 SH       DEFINED                6450       0      7952
NORFOLK & SOUTHERN             COM              655844108     1195      16647 SH       DEFINED                7750       0      8897
NUCOR CORP.                    COM              670346105      995      26263 SH       DEFINED               11374       0     14889
OCCIDENTAL PETROLEUM           COM              674599105     1174      13689 SH       DEFINED                6200       0      7489
PHILIP MORRIS INTL INC         COM              718172109     1793      20549 SH       DEFINED               11442       0      9107
PROCTER & GAMBLE CO            COM              742718109     1258      20536 SH       DEFINED               10127       0     10409
PUBLIC STORAGE                 COM              74460D109     1081       7483 SH       DEFINED                3375       0      4108
QUALCOMM INC                   COM              747525103     1648      29589 SH       DEFINED               10875       0     18714
SAP AG                         COM              803054204     1230      20716 SH       DEFINED                9300       0     11416
SCHLUMBERGER LIMITED           COM              806857108     1113      17150 SH       DEFINED                7750       0      9400
SIMON PPTY GROUP INC           COM              828806109     1118       7183 SH       DEFINED                3350       0      3833
STATE STREET CORP              COM              857477103     1179      26411 SH       DEFINED               12000       0     14411
TIFFANY & CO                   COM              886547108      904      17075 SH       DEFINED                7750       0      9325
VERIZON COMMUNICATIONS         COM              92343V104     1648      37094 SH       DEFINED               18407       0     18687
WATSON PHARMACEUTICAL          COM              942683103     1252      16927 SH       DEFINED                7700       0      9227
WELLPOINT INC                  COM              94973V107     1128      17678 SH       DEFINED                6900       0     10778
WEYERHAEUSER                   COM              962166104     1310      58606 SH       DEFINED               26400       0     32206
YACKTMAN FUND                  FUND             984281105      199      10760 SH       DEFINED                   0       0     10760